Expense Example, No Redemption - FidelityInternationalGrowthFund-AMCIZPRO - FidelityInternationalGrowthFund-AMCIZPRO - Fidelity International Growth Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor International Growth Fund - Class A
Expense Example, No Redemption:
1 Year	$ 700
3 Years	963
5 Years	1,247
10 Years	2,053
Fidelity Advisor International Growth Fund - Class C
Expense Example, No Redemption:
1 Year	210
3 Years	649
5 Years	1,114
10 Years	2,203
Fidelity Advisor International Growth Fund - Class M
Expense Example, No Redemption:
1 Year	504
3 Years	828
5 Years	1,175
10 Years	2,152
Fidelity Advisor International Growth Fund - Class I
Expense Example, No Redemption:
1 Year	104
3 Years	325
5 Years	563
10 Years	1,248
Fidelity Advisor International Growth Fund - Class Z
Expense Example, No Redemption:
1 Year	91
3 Years	284
5 Years	493
10 Years	$ 1,096